Debt Securities	12 Months Ended
Dec. 31, 2023
Disclosure of Unsubordinated Debt Securities Outstanding [Abstract]
Debt Securities

NOTE 27. DEBT SECURITIES
The following is a breakdown of the Global Programs for the Issuance of Debt securities outstanding:

Company	Authorized Amount(*)		Type of Debt Securities	Program Term	Approval Date by Shareholders’ Meeting	CNV Approval
Grupo Financiero Galicia S.A.	US$	100,000	Simple debt securities not convertible into shares	5 years	03.09.09 confirmed on 08.02.12	Resolution No. 16113 dated 04.29.09 and extended by Resolution No. 17343 dated 05.08.14 and Provision No. DI-2019-63-APN-GE#CNV dated 08.06.19. Authorization of Increase, Resolution No. 17,064 dated 04.25.13
Banco de Galicia y Buenos Aires S.A.U.	US$	2,100,000	Simple debt securities, not convertible into shares, subordinated or not, to be adjusted or not, secured or unsecured.	5 years	04.28.05, 04.14.10, 04.29.15, 11.09.16 and 04.28.20	Resolution No. 15228 dated 11.04.05 and extended through Resolution No. 16454 dated 11.11.10 and Resolution No. 17883 dated 11.20.15 and Resolution No. DI-2020-53-APN-GE#CNV dated 11.24.20. Increase of the amount approved by Resolutions No. 17883 dated 11.20.15, No. 18081 dated 06.10.16, No. 18480 dated 01.26.17 and No. 19520 dated 05.17.18
Banco de Galicia y Buenos Aires S.A.U.	US$	500,000	Simple debt securities not convertible into shares	—	04.25.19	Frequent Issuer Registration No. 11, granted by Resolution No. RESCFC-2019-2055-APN-DIR#CNV, dated 11/13/19 of CNV´s Board of Directors
Tarjeta Naranja S.A.U.	US$	1,000,000	Simple debt securities, not convertible into shares	5 years	03.08.12	Resolution No. 15220 dated 07.14.05 and extended through Resolution No. 17676 dated 05.21.15 and No. DI2020-20-APNGE#CNV dated 03.18.20. Increase of the amount approved by Resolutions No. 15.361 dated 03.23.06, 15.785 dated 11.16.07, 16.571 dated 05.24.11, 16.822 dated 05.23.12 and 19.508 dated 05.10.18
(*) Or its equivalent in any other currency.
The Company has the following Unsubordinated Debt securities outstanding issued under the Global Programs detailed in the table above as of December 31, 2023, net of repurchases of Own Debt:

Company	Placement Date	Currency	Class N°	Face Value	Term	Maturity Date	Rate	Book Value(*) as of 12.31.23
Tarjeta Naranja S.A.U.	01.31.22	Ps.	LI Serie II	3,284,942	730 days	01.31.24	Badlar + 6.00%	2,753,081
Tarjeta Naranja S.A.U.	04.07.22	Ps.	LIII Serie II	4,192,612	730 days	04.07.24	Badlar + 5.25%	3,725,576
Tarjeta Naranja S.A.U.	07.05.22	Ps.	LIV Serie II	4,779,859	730 days	07.05.24	Badlar + 4.99%	6,175,447
Tarjeta Naranja S.A.U.	08.09.22	Ps.	LV Serie II	10,141,234	548 days	02.09.24	Badlar + 3.00%	6,195,912
Tarjeta Naranja S.A.U.	02.03.23	Ps.	LVII	12,512,200	365 days	02.03.24	Badlar + 4.50%	11,129,223
Tarjeta Naranja S.A.U.	04.27.23	Ps.	LVIII	12,214,678	366 days	04.27.24	Badlar + 5.00%	4,641,269
Tarjeta Naranja S.A.U.	07.27.23	Ps.	LIX	12,072,087	366 days	07.27.24	Badlar + 5.00%	12,476,458
Tarjeta Naranja S.A.U.	11.03.23	Ps.	LX	27,381,323	366 days	11.03.24	Badlar + 5.00%	23,962,959
Tarjeta Naranja S.A.U.	03.22.22	US$	LII	7,500	770 days	04.30.24	5.00%	6,118,885
Total								77,178,810
(*)    It includes principal and interest.
On June 21, 2018, Banco de Galicia y Buenos Aires S.A.U. issued the “Green Bond” which was entirely acquired by the International Finance Corporation. The Green Bond is a 7-year facility, with interest payable every six months. The Green Bond has a 36-month grace period in respect of the repayment of principal, followed by payments in 9 installments due every six months. As of December 31, 2023, the carrying amount of the Green Bond totals Ps.15,536,702, and it amounted to Ps.19,937,550 as of December 31, 2022.
The Company has the following Unsubordinated Debt Securities outstanding issued under the Global Programs detailed in the table above as of December 31, 2022, net of repurchases of Own Debt:

Company	Placement Date	Currency	Class N°	Face Value	Term	Maturity Date	Rate	Book Value(*) as of 12.31.22
Banco Galicia	09.12.22	Ps.	XII	5,829,400	6 months	03.12.23	Badlar + —%	18,472,610
Tarjeta Naranja S.A.U.	08.13.21	Ps.	XLIX Serie II	1,246,500	730 days	08.13.23	Badlar + 7.24%	5,544,283
Tarjeta Naranja S.A.U.	01.31.22	Ps.	LI Serie I	2,715,058	365 days	01.31.23	Badlar + 3.99%	9,502,336
Tarjeta Naranja S.A.U.	01.31.22	Ps.	LI Serie II	3,284,942	730 days	01.31.24	Badlar + 6.00%	11,336,935
Tarjeta Naranja S.A.U.	04.07.22	Ps.	LIII Serie I	4,532,644	365 days	04.07.23	Badlar + 3.75%	16,440,966
Tarjeta Naranja S.A.U.	04.07.22	Ps.	LIII Serie II	4,192,612	730 days	04.07.24	Badlar + 5.25%	15,002,895
Tarjeta Naranja S.A.U.	07.05.22	Ps.	LIV Serie I	3,220,141	365 days	07.05.23	Badlar + 2.85%	11,743,294
Tarjeta Naranja S.A.U.	07.05.22	Ps.	LIV Serie II	4,779,859	730 days	07.05.24	Badlar + 4.99%	17,030,380
Tarjeta Naranja S.A.U.	08.09.22	Ps.	LV Serie I	6,968,538	270 days	05.09.23	Badlar + —%	21,061,670
Tarjeta Naranja S.A.U.	08.09.22	Ps.	LV Serie II	10,141,234	548 days	02.09.24	Badlar + 3.00%	26,039,365
Tarjeta Naranja S.A.U.	02.03.23	Ps.	LVII	8,437,300	365 days	02.03.24	Badlar + 4.50%	28,576,596
Tarjeta Naranja S.A.U.	04.06.21	US$	XLVII	8,500	742 days	04.28.23	7%	4,748,244
Tarjeta Naranja S.A.U.	03.22.22	US$	LII	7,500	770 days	04.30.24	5%	4,150,581
Total								189,650,155
(*)    It includes principal and interest.
The repurchases of Own Debt securities as of the indicated dates are as follows:

Company	ON Class	Nominal Value as of 12.31.23	Book Value(*) as of 12.31.23
Tarjeta Naranja S.A.U.	LI Serie II	97,911	117,385
Tarjeta Naranja S.A.U.	LIII Serie II	50,000	64,545
Tarjeta Naranja S.A.U.	LIV Serie II	83,000	106,993
Tarjeta Naranja S.A.U.	LV Serie II	50,000	57,920
Tarjeta Naranja S.A.U.	LVII	50,000	58,750
Tarjeta Naranja S.A.U.	LVIII	49,625	59,867
Tarjeta Naranja S.A.U.	LIX	2,026,702	2,449,554
Tarjeta Naranja S.A.U.	LX	7,665,541	9,102,830
Total			12,017,844
(*)    It includes principal and interest.

Company	ON Class	Nominal Value as of 12.31.22	Book Value(*) as of 12.31.22
Banco de Galicia y Buenos Aires S.A.U.	XII	40,000	150,114
Tarjeta Naranja S.A.U.	XLVII	2	1,193
Tarjeta Naranja S.A.U.	XLIX Serie II	57,000	200,637
Tarjeta Naranja S.A.U.	LI Serie I	8,703	30,403
Tarjeta Naranja S.A.U.	LI Serie II	50,000	180,159
Tarjeta Naranja S.A.U.	LII	13	6,901
Tarjeta Naranja S.A.U.	LIII Serie I	50,000	181,152
Tarjeta Naranja S.A.U.	LIII Serie II	100,000	363,310
Tarjeta Naranja S.A.U.	LIV Serie I	170	613
Tarjeta Naranja S.A.U.	LIV Serie II	135,000	472,950
Tarjeta Naranja S.A.U.	LV Serie I	831,590	2,777,840
Tarjeta Naranja S.A.U.	LV Serie II	2,585,727	8,742,567
Tarjeta Naranja S.A.U.	LVII	189,000	658,014
Total			13,765,853
(*) It includes principal and interest.
Related-party information is disclosed in Note 51.